Annual Fund Operating Expenses - Hull Tactical US ETF [Default Label]	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.05%	[2]
Expenses (as a percentage of Assets)	0.96%	[2]

[1]	Pursuant to its Advisory Agreement, HTAA, LLC, the Fund’s adviser (the “Adviser”), pays all other expenses of the Fund, except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Excluded Expenses”). The Fund is the successor to Hull Tactical US ETF, a series of Exchange Traded Concepts Trust (the “Predecessor Fund”). On June 2, 2023, the Fund acquired all of the net assets of the Predecessor Fund pursuant to a plan of reorganization (the “Reorganization”).
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.